Dividends (Detail) - CAD CAD / shares in Units, CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Dividends [Line Items]
Dividend declared for common share holders	CAD 242,509	CAD 149,158
Cash dividend declared per common share (CAD per share)	CAD 0.6084	CAD 0.5452
Series A Preferred Stock
Dividends [Line Items]
Dividends declared for preferred share holders	CAD 5,400	CAD 5,400
Dividend declared per preferred share (CAD per share)	CAD 1.1250	CAD 1.1250
Series D Preferred Stock
Dividends [Line Items]
Dividends declared for preferred share holders	CAD 5,000	CAD 5,000
Dividend declared per preferred share (CAD per share)	CAD 1.2500	CAD 1.2500